Segment information (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Information

	For the Six Months Ended March 31,
	2026	2025	2024
Revenue	$1,147,748	$1,926,008	$335,000
Expenses	(1,820,887)	(969,740)	(483,850)
Income tax expenses	(104,801)	(166,877)	(8,975)
Net (loss) income of single operating segment	$(777,940)	$789,391	$(157,825)